Supplemental Information on Oil and Natural Gas Operations (Unaudited) - Oil and Natural Gas Reserves (Details)	12 Months Ended
	Dec. 31, 2013 bbl	Dec. 31, 2012 bbl	Dec. 31, 2011 bbl	Dec. 31, 2010 bbl
Reserve Quantities [Roll Forward]
Number of vertical locations downgraded	92
Oil [Member]
Reserve Quantities [Roll Forward]
Beginning of the period	26,196,859	18,100,473	19,630,160
Extensions and discoveries	17,041,744	3,106,433	1,799,175
Revisions of previous estimates	(5,943,164)	(1,464,243)	(2,879,429)
Purchase of reserves in place	7,328,162	7,210,482	0
Production	(2,022,749)	(756,286)	(449,433)
End of the period	42,600,852	26,196,859	18,100,473
Proved Developed Reserves	19,789,965	7,189,367	3,949,099	3,371,460
Proved Undeveloped Reserves	22,810,887	19,007,492	14,151,375	16,258,700
Natural Gas Liquids [Member]
Reserve Quantities [Roll Forward]
Beginning of the period	8,251,429	5,049,560	5,832,967
Extensions and discoveries	4,597,856	869,741	466,538
Revisions of previous estimates	(3,455,306)	(5,811)	(1,163,130)
Purchase of reserves in place	1,672,824	2,521,053	0
Production	(361,079)	(183,114)	(86,815)
End of the period	10,705,724	8,251,429	5,049,560
Proved Developed Reserves	4,973,493	2,999,440	1,263,711	1,126,431
Proved Undeveloped Reserves	5,732,231	5,251,989	3,785,850	4,706,536
Natural Gas [Member]
Reserve Quantities [Roll Forward]
Beginning of the period	34,570,148	20,551,465	22,695,080
Extensions and discoveries	24,184,540	3,759,684	1,884,192
Revisions of previous estimates	(5,786,180)	383,335	(3,614,167)
Purchase of reserves in place	10,441,485	10,709,180	0
Production	(1,730,497)	(833,516)	(413,640)
End of the period	61,679,496	34,570,148	20,551,465
Proved Developed Reserves	31,428,756	12,864,941	5,285,945	4,336,720
Proved Undeveloped Reserves	30,250,740	21,705,207	15,265,520	18,358,360